Goodwill (Details) - Schedule of Goodwill - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Goodwill [Abstract]
Beginning balance	$ 251,440
As of June 30, 2023
Cost	262,532	251,440
Accumulated impairment
Net book amount	262,532	251,440
Acquisitions through business combinations		249,725
Effect of changes in foreign exchange rates	11,092	1,715
Ending balance	$ 262,532	$ 251,440